The Master Trust - Investment gain (Details) - EBP 010 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
The Master Trust
Total Master Trust investment gains	$ 3,055,359
Master Trust Balances
The Master Trust
Net realized and unrealized gains	4,485,349
Dividend and other income	117,411
Total Master Trust investment gains	$ 4,602,760